Operating Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2026	¥ 2,785,000	$ 19,526
Total lease payment	2,785,000	19,526
Less imputed interest	(9,259)	(65)
Present value of operating lease liabilities	2,775,741	19,461	¥ 11,014,750
Less: current obligation	(2,775,741)	(19,461)	(8,239,009)
Long-term obligation			¥ 2,775,741